Related Party Transactions (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current payables (purchases of goods and services)
Entities controlled by key management personnel		$ 35,000	$ 105,000